UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2013

Date of reporting period: May 31, 2013

Item 1.	Reports to Stockholders.

SEI ALPHA STRATEGY PORTFOLIOS, LP

SEI LIBOR Plus Portfolio

Financial Statements

For the year ended

May 31, 2013

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2013

I.	Objective:

The SEI LIBOR Plus Portfolio (the “Portfolio”) seeks to maximize total return consistent with the preservation of capital and prudent investment management.

II.	Multi-Manager Approach:

The Portfolio uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Portfolio utilized the following sub-advisers as of May 31, 2013: Declaration Management & Research, LLC and Brookfield Investment Management, Inc.

III.	Market Review:

For the twelve months ending May 31, 2013, the non-Treasury sectors of the U.S. fixed-income market generally outperformed duration-neutral Treasuries, thanks to global central banks’ accommodative policies. In 2012, the European Central Bank launched two rounds of long-term refinancing operations, which helped alleviate short-term funding pressures in the eurozone. In the U.S., the Federal Reserve (“Fed”) continued “Operation Twist” until December 2012, and started its third quantitative easing program (“QE3”) to purchase $85 billion of agency mortgage-backed and long-term Treasury securities every month. In addition, economic and corporate fundamentals continued to improve, while inflation remained benign in the U.S. The housing market experienced a strong recovery, with the S&P/Case-Shiller national price index up double digits from a year ago, driven in part by low supply of new and existing homes. The non-agency mortgage-backed security (“MBS”) market saw strong price appreciation over the year, helped by improving credit fundamentals and attractive valuations. After a few years of de-leveraging, corporations (especially financial companies) have much stronger balance sheets and solid earnings. Primary issuance was robust and has been met with strong demand from investors.

However, the market took a turn for the worse in May 2013, as fear of the Fed’s eventual tapering of QE3 caused a surge of interest rates and triggered a broad market selloff. During the month, the 10-year Treasury yield rose by 46 basis points, and the 30-year Treasury yield increased by 40 basis points. Agency MBS were hit especially hard, as the sharp rise in Treasury yields resulted in significant extension risk, and the QE3 uncertainty caused selling from real estate investment trusts and overseas investors.

IV.	Return vs. Benchmark:

For the year ended May 31, 2013, the Portfolio outperformed the BofA Merrill Lynch 3-Month LIBOR Constant-Maturity Index (the “Index”), returning 5.84% versus the Index return of 0.40%.

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2013

V.	Fund Attribution:

The Portfolio outperformed its benchmark, benefiting from an allocation to and security selection within non-agency MBS. In particular, shorter-maturity, senior-residential MBS added to performance, as that sector benefited from positive housing fundamentals and improving homeowners’ metrics (loan-to-value ratio, severity and delinquency trends). Non-agency MBS benefited from favorable supply/demand technicals and valuations, including attractive loss-adjusted yields. An allocation to seasoned senior commercial MBS tranches added to performance, as that sector benefited from investors’ yield appetite and the Fed’s announcement of QE3. The Portfolio used derivatives, primarily Treasury futures, throughout the one-year period ending May 31, 2013, as a way to manage duration, yield-curve positioning, and spread duration in a more efficient manner.

Average Annual Total Return[1]
	1 Year Return	3 Year Return	Annualized Inception to Date
SEI LIBOR Plus Portfolio	5.84%	4.39%	(4.64)%
BofA Merrill Lynch 3-Month LIBOR Constant-Maturity Index	0.40	0.39	1.39

Comparison of change in the value of $100,000 investment in the SEI LIBOR Plus Portfolio versus the BofA Merrill Lynch 3-Month LIBOR Constant-Maturity Index

[1]

For the period ended 5/31/13. Past performance is no indication of future performance. Portfolio Shares were offered beginning 8/31/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay of fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 60.8%
Agency Mortgage-Backed Obligations — 22.1%
FHLMC ARM (A)
3.460%, 03/01/2036	$5,104	$5,456
2.375%, 06/01/2035	4,131	4,354
2.247%, 10/01/2035	1,970	2,090
FHLMC CMO, Ser 2007-3311, Cl FN
0.499%, 05/15/2037(A)	2,197	2,183
FHLMC REMIC, Ser 2007-3335, Cl BF
0.349%, 07/15/2019(A)	1,324	1,323
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	2,499	2,615
FNMA
6.000%, 10/01/2039	3,611	3,934
FNMA ARM (A)
2.953%, 10/01/2033	954	1,023
2.925%, 10/01/2033 to 05/01/2034	1,685	1,783
2.902%, 09/01/2034	1,504	1,608
2.876%, 10/01/2033	613	653
2.719%, 05/01/2035	2,964	3,148
2.679%, 06/01/2035	1,373	1,461
2.613%, 10/01/2035	2,658	2,831
2.575%, 05/01/2037	5,365	5,697
2.533%, 04/01/2033	754	810
2.529%, 01/01/2034	1,307	1,386
2.498%, 04/01/2034	2,428	2,588
2.470%, 06/01/2035	938	978
2.368%, 07/01/2036	3,966	4,219
2.358%, 08/01/2034	2,531	2,691
2.343%, 05/01/2035	1,539	1,635
2.298%, 10/01/2024	685	732
2.286%, 10/01/2033	1,429	1,515
2.185%, 09/01/2033	2,089	2,185
2.111%, 07/01/2034	2,863	3,025
2.107%, 07/01/2034	1,336	1,412
1.964%, 02/01/2035	3,209	3,351
1.951%, 03/01/2035	3,344	3,521
FNMA CMO REMIC, Ser 2007- 76, Cl PD
6.000%, 03/25/2036	1,092	1,111
FNMA CMO REMIC, Ser 2011- 63, Cl FG
0.650%, 07/25/2041(A)	5,036	5,081
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	6,189	6,366

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	$2,066	$253
FNMA TBA
3.000%, 06/13/2042	1,000	1,004
GNMA ARM (A)
1.937%, 12/20/2060	3,693	3,889
1.680%, 09/20/2060 to 11/20/2060	4,597	4,716
1.408%, 11/20/2060	4,017	4,096
1.307%, 12/20/2060	4,178	4,284
GNMA CMO, Ser 2002-66, Cl FC
0.598%, 07/16/2031 (A)	1,885	1,904
GNMA CMO, Ser 2005-93, Cl PA
5.500%, 06/20/2033	212	213
GNMA CMO, Ser 2011-69, IO
5.000%, 03/20/2036	1,238	73
GNMA CMO, Ser 2012-70, IO
0.963%, 08/16/2052 (A)	17,336	1,193
GNMA CMO, Ser 2012-78, IO
1.056%, 06/16/2052 (A)	12,817	974
GNMA CMO, Ser 2012-95, IO
1.047%, 02/16/2053 (A)	3,852	346
GNMA CMO, Ser 2012-100, IO
0.888%, 08/16/2052 (A)	12,843	959
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.550%, 12/07/2020 (A)	1,334	1,338
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.650%, 10/07/2020 (A)	5,347	5,382
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.763%, 12/08/2020 (A)	8,056	8,105
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.648%, 01/08/2020 (A)	4,118	4,130
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.600%, 02/06/2020 (A)	5,062	5,081
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.598%, 03/11/2020 (A)	5,188	5,209
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.580%, 03/06/2020 (A)	1,469	1,472

3

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.583%, 05/07/2020 (A)	$1,634	$1,637

		139,023

Non-Agency Mortgage-Backed Obligations — 38.7%
ABN Amro Mortgage, Ser 2003- 3, Cl B3
5.750%, 02/25/2033 (B)	193	112
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.865%, 06/25/2035 (A)	972	942
American Home Mortgage Investment Trust, Ser 2005-2, Cl 5A3
5.077%, 09/25/2035 (C)	3,848	3,904
Banc of America Funding, Ser 2004-C, Cl 2A2
3.126%, 12/20/2034 (A)	1,078	1,051
Banc of America Funding, Ser 2010-R11A, Cl 4A6
4.449%, 11/26/2036 (A) (B)	4,217	4,245
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.351%, 01/26/2037 (A) (B)	2,366	2,261
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/2046	915	915
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/2047	3,924	3,972
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
3.063%, 12/25/2033 (A)	5,464	5,511
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
2.906%, 04/25/2034 (A)	2,911	2,962
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A2
2.320%, 08/25/2035 (A)	1,686	1,701
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR9, Cl A2
4.735%, 09/11/2042	1,219	1,236
Bear Stearns Commercial Mortgage Securities, Ser 2007- T28, Cl F
6.153%, 09/11/2042 (A) (B)	548	244
Bear Stearns Commercial Mortgage Securities, Ser 2007- T28, Cl G
6.153%, 09/11/2042 (A) (B)	955	302
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.500%, 12/25/2036 (A)	59	30
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.979%, 02/25/2037 (A)	496	502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.925%, 02/25/2037 (A)	$2,813	$2,818
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	433	454
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037	1,541	1,633
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.783%, 11/25/2038 (A) (B)	4,197	4,319
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/2018	1,795	1,849
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.600%, 08/25/2033 (A)	342	334
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	1,426	1,473
Credit Suisse First Boston Mortgage Securities, Ser 2002- AR31, Cl 4A1
3.109%, 11/25/2032 (A)	337	340
Credit Suisse Mortgage Capital Pass-Through Certificates, Ser 2007-C2, Cl A3
5.542%, 01/15/2049 (A)	1,630	1,836
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- MH1, Cl AF3
5.970%, 10/25/2036 (B) (C)	1,933	1,970
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (B)	4,103	4,113
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.439%, 07/10/2044 (A) (B)	43,583	2,864
Del Coronado Trust, Ser 2013- HDC, Cl E
2.850%, 03/15/2026 (A) (B)	3,000	3,006
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.454%, 06/28/2047 (A) (B)	39	39
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	3,691	3,807
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
1.018%, 09/19/2044 (A)	2,205	2,097
Extended Stay America Trust, Ser 2013-ESFL, Cl DFL
3.338%, 12/05/2031 (A) (B)	1,500	1,532
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.754%, 02/25/2048 (A) (B)	6,218	6,222
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.698%, 11/29/2037 (A) (B)	1,707	1,712

4

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Horizon Alternative Mortgage Trust, Ser 2005-AA3,Cl 3A1
2.389%, 05/25/2035 (A)	$558	$526
First Horizon Pass-Through Trust, Ser 2003-8, Cl 1A3
5.000%, 10/25/2033	1,546	1,561
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	1,011	1,014
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	2,280	2,608
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.982%, 08/10/2045 (A)	1,020	1,156
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.699%, 12/10/2043 (A) (B)	60,785	1,230
GS Mortgage Securities II, Ser 2011-ALF, Cl XA1, IO
3.566%, 02/10/2021 (A) (B)	18,986	186
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.345%, 03/10/2044 (A) (B)	47,167	2,255
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046	2,220	2,179
GS Mortgage Securities II, Ser 2013-KY0, Cl D
2.798%, 11/08/2029 (A) (B)	1,310	1,326
GS Mortgage Securities II, Ser 2013-KY0, Cl XA1, IO
3.265%, 11/08/2029 (A) (B)	32,323	1,712
GS Mortgage Securities Trust, Ser 2011-ALF, Cl A
2.716%, 02/10/2021 (B)	3,999	4,043
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.600%, 10/25/2032 (A)	240	232
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.032%, 01/25/2035 (A)	802	800
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.816%, 04/25/2035 (A)	1,231	1,164
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.528%, 11/19/2034 (A)	182	162
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.520%, 07/25/2035 (A)	1,723	1,650
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.100%, 03/25/2035 (A)	412	360
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.443%, 04/25/2037 (A)	1,772	1,677

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- CB12, Cl A3B
5.465%, 09/12/2037 (A)	$305	$311
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP1, Cl A2
4.625%, 03/15/2046	703	709
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP5, Cl A2
5.198%, 12/15/2044	4,171	4,192
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- CNTR, Cl XA, IO
2.252%, 08/05/2032 (A) (B)	14,829	1,551
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C3, Cl XA, IO
1.550%, 02/15/2046 (A) (B)	39,961	2,180
JPMorgan Chase Commercial Mortgage Securities, Ser 2013- FL3, Cl XCP, IO
1.602%, 04/15/2028 (A) (B)	58,000	976
JPMorgan Chase Commercial Mortgage Securities, Ser 2013- JWRZ, Cl C
1.699%, 04/15/2030 (A) (B)	3,000	3,000
JPMorgan Chase Commercial Mortgage Securities, Ser 2013- JWRZ, Cl D
3.189%, 04/15/2030 (A) (B)	1,400	1,428
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	1,429	1,462
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
3.028%, 07/25/2035 (A)	562	562
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.051%, 07/25/2035 (A)	2,534	2,556
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
3.003%, 07/25/2035 (A)	1,704	1,750
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/2030	501	505
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	810	900
Master Asset Securitization Trust, Ser 2005-1, Cl 2A5
5.000%, 05/25/2035	300	300
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.608%, 10/20/2029 (A)	821	831
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.525%, 02/25/2035 (A)	575	577

5

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
2.848%, 07/25/2035 (A)	$1,361	$1,162
Morgan Stanley Capital I, Ser 2005-T19, Cl AAB
4.852%, 06/12/2047	997	1,013
Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.982%, 08/12/2041 (A)	2,134	2,215
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	1,700	1,927
Morgan Stanley Capital I, Ser 2007-IQ16, Cl AM
6.298%, 12/12/2049 (A)	800	929
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.932%, 11/25/2034 (A)	1,790	1,744
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.470%, 09/25/2035 (A)	885	867
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	4,770	4,857
Motel 6 Trust, Ser 2012-MTL6, Cl XA1, IO
3.005%, 10/05/2025 (A) (B)	20,000	912
Nomura Asset Acce ptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.793%, 10/25/2034 (C)	4,268	4,418
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/2038 (A)	2,824	2,744
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.503%, 08/25/2033 (A)	2,213	2,250
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.614%, 08/25/2022 (A)	1,742	1,648
Residential Funding Mortgage Securities I, Ser 2003-S7, Cl A7
5.500%, 05/25/2033	275	287
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019	2,240	2,305
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033	511	549
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.998%, 10/20/2027 (A)	2,126	2,110
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	559	556
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	3,303	3,310

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	$4,208	$4,167
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/2043 (A)	1,924	1,902
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	5,684	5,796
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	2,943	3,046
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	3,882	3,901
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.541%, 04/25/2035 (A)	3,006	2,897
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.940%, 09/25/2044 (A)	3,288	3,201
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.479%, 07/25/2045 (A)	3,748	3,750
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
5.800%, 03/25/2037 (A)	3,334	3,134
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
2.625%, 09/25/2037 (A)	3,434	3,344
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.562%, 05/10/2045 (A) (B)	13,044	1,911
VNO Mortgage Trust, Ser 2012- 6AVE, Cl A
2.996%, 11/15/2030 (B)	1,800	1,764
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A3
5.486%, 12/15/2044 (A)	250	250
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A3
5.884%, 05/15/2043 (A)	945	948
Wachovia Bank Commercial Mortgage Trust, Ser 2006- WL7A, Cl A2
0.318%, 09/15/2021 (A) (B)	2,628	2,613
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/2043	1,700	1,914
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.466%, 10/25/2033 (A)	759	777
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.321%, 08/25/2033 (A)	124	126

6

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.670%, 07/25/2044 (A)	$1,041	$1,008
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.650%, 06/25/2044 (A)	2,549	2,372
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	537	557
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.600%, 01/25/2045 (A)	601	556
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.513%, 08/25/2045 (A)	2,776	2,593
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.626%, 10/25/2045 (A)	804	809
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.460%, 11/25/2045 (A)	1,739	1,581
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.470%, 12/25/2045 (A)	4,147	3,805
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.483%, 12/25/2045 (A)	2,994	2,793
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.530%, 01/25/2045 (A)	1,234	1,154
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A23
0.580%, 01/25/2045 (A)	1,871	1,759
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.490%, 07/25/2045 (A)	1,691	1,623
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.520%, 07/25/2045 (A)	451	430
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A2
2.755%, 10/25/2036 (A)	1,940	1,653
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.212%, 04/25/2047 (A)	5,444	3,798

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
4.616%, 09/25/2033 (A)	$2,248	$2,298
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.886%, 05/25/2034 (A)	653	669
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.939%, 08/25/2034 (A)	4,586	4,732
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	889	900
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-8, Cl A15
6.000%, 07/25/2036	302	305
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR12, Cl 1A1
3.037%, 09/25/2036 (A)	1,384	1,197
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.139%, 02/15/2044 (A) (B)	31,127	1,441
WF-RBS Commercial Mortgage Trust, Ser 2013-C11, Cl A5
3.071%, 03/15/2045	1,620	1,608

		242,824

Total Mortgage-Backed Securities (Cost $378,270) ($ Thousands)		381,847

ASSET-BACKED SECURITIES — 29.8%

Automotive — 3.6%
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/2015	829	829
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	3,500	3,514
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
1.230%, 09/08/2016	2,500	2,517
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	3,000	2,994
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	2,500	2,491
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.648%, 05/07/2024 (A) (B)	2,000	2,003
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.799%, 02/15/2016 (A)	5,000	5,015

7

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/2021 (B)	$3,282	$3,295

		22,658

Credit Cards — 2.7%
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.369%, 04/17/2017 (A)	4,250	4,254
Cabela’s Master Credit Card Trust, Ser 2012-2A, Cl A2
0.679%, 06/15/2020 (A) (B)	3,000	3,006
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.749%, 01/15/2017 (A)	4,000	4,011
GE Capital Credit Card Master Note Trust, Ser 2011-3, Cl A
0.429%, 09/15/2016 (A)	6,000	6,002

		17,273

Mortgage Related Securities — 6.3%
ACE Securities, Ser 2005-HE2, Cl M3
0.920%, 04/25/2035 (A)	2,235	2,194
Argent Securities, Ser 2006-W2, Cl A2B
0.390%, 03/25/2036 (A)	1,531	700
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.325%, 03/25/2034 (A)	326	269
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.370%, 03/25/2036 (A)	2,297	2,170
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.548%, 06/28/2044 (A)	1,161	1,142
Bear Stearns Asset-Backed Securities Trust, Ser 2005- HE5, Cl M1
0.650%, 06/25/2035 (A)	435	434
Citigroup Mortgage Loan Trust, Ser 2004-NCM2, Cl 1CB2
6.750%, 08/25/2034	78	83
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B) (C)	5,175	5,189
Credit Suisse First Boston Mortgage Securities, Ser 2005- FIX1, Cl A2
4.310%, 05/25/2035 (C)	190	190
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/2029	207	206
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037 (C)	11,154	2,359
HSBC Home Equity Loan Trust, Ser 2007-3, Cl M1
2.448%, 11/20/2036 (A)	3,000	2,904

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indymac Residential Asset- Backed Trust, Ser 2005-A, Cl M1
0.670%, 03/25/2035 (A)	$181	$181
Indymac Residential Asset- Backed Trust, Ser 2005-C, Cl AII3
0.570%, 10/25/2035 (A)	2,900	2,737
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.250%, 08/25/2033 (A)	186	185
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035 (C)	5,761	5,775
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.410%, 10/25/2036 (A)	2,425	1,448
Morgan Stanley ABS Capital I, Ser 2005-HE5, Cl A2C
0.540%, 09/25/2035 (A)	198	198
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.620%, 03/25/2035 (A)	424	423
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.300%, 10/25/2036 (A)	3,383	2,047
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.625%, 02/25/2033 (A)	89	85
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.200%, 04/25/2033 (A)	79	61
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.480%, 09/25/2036 (A)	2,225	1,938
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.410%, 12/25/2035 (A)	1,730	1,704
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.300%, 02/25/2037 (A)	686	418
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.520%, 01/25/2036 (A)	2,800	2,649
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.184%, 12/25/2033	681	694
Soundview Home Equity Loan Trust, Ser 2006-EQ1, Cl A3
0.360%, 10/25/2036 (A)	1,890	1,548

		39,931

Non-Agency Mortgage-Backed Obligations — 3.4%
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.814%, 01/21/2038 (A) (B)	1,996	2,038
BCAP LLC Trust, Ser 2012- RR10, Cl 7A5
2.878%, 08/21/2035 (A) (B)	2,285	2,346

8

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.482%, 11/25/2034 (A)	$2,055	$2,085
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.525%, 07/25/2034 (A)	1,511	1,508
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
4.766%, 12/19/2033 (A)	1,944	1,976
GS Mortgage Securities II, Ser 2011-ALF, Cl C
3.563%, 02/10/2021 (B)	2,250	2,276
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A1
0.853%, 09/25/2029 (A)	1,443	1,407
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/2045	278	282
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.627%, 09/25/2034 (A)	1,682	1,739
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.615%, 09/25/2034 (A)	2,906	2,995
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR7, Cl 2A1
5.083%, 05/25/2035 (A)	1,066	1,098
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR11, Cl 1A1
2.665%, 06/25/2035 (A)	131	134
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 2A1
2.714%, 02/25/2034 (A)	1,482	1,515

		21,399

Other Asset-Backed Securities — 13.8%
Aames Mortgage Investment Trust, Ser 2004-1, Cl M4
1.775%, 01/25/2035 (A)	1,171	1,167
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.905%, 10/25/2035 (A)	2,198	2,192
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
0.650%, 03/25/2035 (A)	1,402	1,381
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.413%, 01/25/2036 (A)	2,683	2,661
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.400%, 05/25/2035 (A)	68	68
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/2035 (C)	1,444	1,467

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
5.260%, 11/25/2035 (C)	$1,748	$1,758
Argent Securities, Ser 2005-W4, Cl A2C
0.500%, 02/25/2036 (A)	176	174
ARL First LLC, Ser 2012-1A, Cl A2
3.810%, 12/15/2042 (B)	801	816
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.520%, 10/25/2035 (A)	1,087	1,082
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-3, Cl 1A6
4.707%, 06/25/2032	272	273
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-5, Cl 1A6
4.597%, 01/25/2015	1,110	1,116
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A6
4.585%, 11/25/2034	1,007	1,007
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/2035	924	941
CNH Equipment Trust, Ser 2011- B, Cl A3
0.910%, 08/15/2016	3,813	3,824
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/2033 (A)	2,985	3,080
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/2027 (A)	1,261	1,294
Conseco Financial, Ser 1996-6, Cl A6
7.950%, 09/15/2027	122	123
Conseco Financial, Ser 1996-8, Cl A7
8.050%, 11/15/2026 (A)	116	116
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	2,655	2,826
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	417	454
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	138	151
Conseco Financial, Ser 1997-6, Cl A8
7.070%, 01/15/2029	103	109
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	517	555
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.660%, 09/25/2034 (A)	17	17

9

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
2.045%, 08/25/2034 (A)	$1,693	$1,694
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.450%, 06/25/2036 (A)	20,000	129
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.320%, 09/25/2026 (A)	422	75
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.330%, 12/25/2026 (A)	159	39
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.920%, 06/25/2035 (A)	151	150
Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/2020	463	463
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.580%, 09/25/2035 (A)	36	36
GSAMP Trust, Ser 2005-WMC2, Cl A2C
0.543%, 11/25/2035 (A)	2,070	1,944
GSAMP Trust, Ser 2007-NC1, Cl A2A
0.250%, 12/25/2046 (A)	108	58
GSAMP Trust, Ser 2007-NC1, Cl A2B
0.300%, 12/25/2046 (A)	208	114
GSAMP Trust, Ser 2007-NC1, Cl A2C
0.350%, 12/25/2046 (A)	952	525
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl B2
4.495%, 05/16/2044 (B)	1,021	1,021
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.490%, 11/25/2035 (A)	2,292	2,122
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	2,221	2,339
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	371	399
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	619	684
Lehman XS Trust, Ser 2005-9N, Cl 1A1
0.470%, 02/25/2036 (A)	320	273
Long Beach Mortgage Loan Trust, Ser 2005-2, Cl M2
0.890%, 04/25/2035 (A)	166	166

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mid-State Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	$1,359	$1,568
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.513%, 11/25/2035 (A)	4,862	4,815
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.450%, 12/25/2035 (A)	4,483	4,205
Newcastle Investment Trust, Ser 2010-MH1, Cl A
4.500%, 07/10/2035 (B)	2,481	2,524
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (B)	5,735	5,854
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	708	746
Park Place Securities, Ser 2004- MHQ1, Cl M1
1.243%, 12/25/2034 (A)	443	443
Popular ABS Mortgage Pass- Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	4,015	4,105
Popular ABS Mortgage Pass- Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/2035 (A)	1,095	1,126
Popular ABS Mortgage Pass- Through Trust, Ser 2005-B, Cl M1
0.680%, 08/25/2035 (A)	2,138	2,124
Residential Asset Mortgage Products, Ser 2004-RS8, Cl AI4
5.060%, 06/25/2032 (C)	383	385
Residential Asset Securities, Ser 2006-KS1, Cl A4
0.500%, 02/25/2036 (A)	1,411	1,352
SACO I, Ser 2005-9, Cl A1
0.700%, 12/25/2035 (A)	1,971	1,711
SACO I, Ser 2005-WM3, Cl A1
0.720%, 09/25/2035 (A)	1,057	473
Securitized Asset-Backed Receivables LLC, Ser 2005- FR4, Cl M1
0.920%, 01/25/2036 (A)	499	498
Securitized Asset-Backed Receivables LLC, Ser 2007- BR5, Cl A2A
0.330%, 05/25/2037 (A)	1,307	725
Securitized Asset-Backed Receivables LLC, Ser 2007- NC1, Cl A2B
0.350%, 12/25/2036 (A)	2,973	1,591
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.500%, 11/25/2035 (A)	723	712

10

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.380%, 04/25/2036 (A)	$1,277	$1,174
Structured Asset Securities, Ser 2006-WF3, Cl A4
0.510%, 09/25/2036 (A)	1,820	1,599
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.330%, 02/25/2037 (A)	3,004	2,476
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	856	967
Trinity Rail Leasing, Ser 2012-1A, Cl A2
3.525%, 01/15/2043 (B)	1,862	1,848
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A2
6.024%, 07/15/2041 (B)	2,148	2,534
Wells Fargo Home Equity Trust, Ser 2006-1, Cl A3
0.343%, 05/25/2036 (A)	11	11

		86,449

Total Asset-Backed Securities (Cost $216,555) ($ Thousands)		187,710

CORPORATE OBLIGATIONS — 3.6%
Consumer Discretionary — 0.4%
HD Supply
10.500%, 01/15/2021	1,000	1,038
Time Warner
7.570%, 02/01/2024	1,000	1,311

		2,349

Consumer Staples — 0.3%
Avon Products
6.500%, 03/01/2019	2,000	2,294

Financials — 0.5%
Ford Motor Credit LLC
5.875%, 08/02/2021	2,000	2,278
HSBC Finance
6.676%, 01/15/2021	1,000	1,186

		3,464

Industrials — 1.2%
AGCO
5.875%, 12/01/2021	2,000	2,137
BNSF Funding Trust I
6.613%, 12/15/2055 (A)	2,261	2,606
Legrand France
8.500%, 02/15/2025	2,000	2,621

		7,364

Information Technology — 0.3%
Hewlett-Packard
4.050%, 09/15/2022	2,000	1,976

Telecommunication Services — 0.7%
SBA Tower Trust
4.254%, 04/15/2015 (B)	4,000	4,148

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Utilities — 0.2%
Wisconsin Energy
6.250%, 05/15/2067 (A)	$1,000	$1,086

Total Corporate Obligations (Cost $21,921) ($ Thousands)		22,681

COLLATERALIZED DEBT OBLIGATIONS — 2.0%

Other Asset-Backed Securities — 2.0%
1776 CLO, Ser 2006-1A, Cl B
0.725%, 05/08/2020 (A) (B)	5,000	4,854
AMMC CLO III, Ser 2004-3A, Cl A
0.646%, 07/25/2016 (A) (B)	300	300
Chatham Light CLO, Ser 2005- 2A, Cl A1
0.523%, 08/03/2019 (A) (B)	294	292
Gale Force CLO, Ser 2007-3A, Cl A1
0.516%, 04/19/2021 (A) (B)	2,600	2,570
Symphony CLO V, Ser 2007-5A, Cl A1
1.027%, 01/15/2024 (A) (B)	1,750	1,723
Symphony CLO, Ser 2007-3A, Cl A1A
0.515%, 05/15/2019 (A) (B)	2,500	2,489
Victoria Falls CLO, Ser 2005-1A, Cl A2
0.604%, 02/17/2017 (A) (B)	93	93

Total Collateralized Debt Obligations (Cost $12,068) ($ Thousands)		12,321

PREFERRED STOCK — 0.3%
Public Storage, 5.900% ‡	75,000	1,946

Total Preferred Stock (Cost $1,964) ($ Thousands)		1,946

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% *	23,181,502	23,182

Total Cash Equivalent (Cost $23,182) ($ Thousands)		23,182

U.S. TREASURY OBLIGATIONS (D) (E) — 0.1%
U.S. Treasury Bills
0.065%, 07/11/2013	500	500

Total U.S. Treasury Obligations (Cost $500) ($ Thousands)		500

Total Investments — 100.3% (Cost $654,460) ($ Thousands)		$630,187

11

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

The open futures contracts held by the Portfolio at May 31, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 5-Year Treasury Note	(205)	Sep-2013	$34
U.S. 10-Year Treasury Note	(135)	Sep-2013	41
U.S. Long Treasury Bond	(47)	Sep-2013	30

			$105

For the year ended May 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $627,990 ($ Thousands).

*	Investment in Affiliated Security (See Note 3). The rate reported is the 7-day effective yield as of May 31, 2013.
‡	Real Estate Investment Trust.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2013. The date reported on the Schedule of Investments is the final maturity date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2013. The coupon on a step bond changes on a specified date.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contract.
(E)	The rate reported is the effective yield at time of purchase.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

LP — Limited Partnership

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

12

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2013

SEI LIBOR Plus Portfolio

The following is a summary of the inputs used as of May 31, 2013, in valuing the Portfolio’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$381,847	$—	$381,847
Asset-Backed Securities	—	187,710	—	187,710
Corporate Obligations	—	22,681	—	22,681
Collateralized Debt Obligations	—	12,321	—	12,321
Preferred Stock	1,946	—	—	1,946
U.S. Treasury Obligations	—	500	—	500
Cash Equivalent	23,182	—	—	23,182

Total Investments in Securities	$25,128	$605,059	$—	$630,187

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$105	$—	$—	$105
Reverse Repurchase Agreements	(2,907)	—	—	(2,907)

Total Other Financial Instruments	$(2,802)	$—	$—	$(2,802)

*	Futures Contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

13

SEI Alpha Strategy Portfolios, LP

Statement of Assets and Liabilities ($ Thousands)

May 31, 2013

SEI LIBOR Plus Portfolio
Assets
Investments, at value (cost $631,278)	$607,005
Affiliated investment, at value (cost $23,182)	23,182
Cash	347
Receivable for capital shares sold	100,000
Securities sold receivable	5,715
Interest receivable	1,999
Receivable for variation margin	119
Prepaid expenses	2

Total assets	738,369

Liabilities
Payable for capital shares redeemed	100,000
Securities purchased payable	7,315
Reverse repurchase agreements	2,907
Interest expense payable	1
Advisory fees payable	79
Trustees fees payable	6
Chief Compliance Officer fees payable	2
Accrued expenses and other liabilities	69

Total liabilities	110,379

Net assets	$627,990

Net Assets:
Paid-in-capital (unlimited authorization- no par value)	$1,041,410
Undistributed net investment income	192,871
Accumulated net realized loss on investments and futures contracts	(582,123)
Net unrealized depreciation on investments	(24,273)
Net unrealized appreciation on futures contracts	105

Net assets	$627,990

Net asset value per share (based on 82,538,004 shares outstanding)*	$7.61

*	Shares are not rounded to thousands.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Statement of Operations ($ Thousands)

For the year ended May 31, 2013

SEI LIBOR Plus Portfolio
Investment income:
Interest	$11,661
Dividends from affiliated investment	44

Total investment income	11,705

Expenses:
Advisory fees	1,927
Administration fees	321
Trustee fees	20
Chief Compliance Officer fees	5
Professional fees	103
Interest expense	47
Custody fees	28
Printing expense	10
Other expenses	64

Total expenses	2,525

Waivers of expenses:
Advisory fees	(1,045)
Administration fees	(321)

Net expenses	1,159

Net investment income	10,546

Net realized and unrealized gain on investments:
Net realized gain on:
Investments	4,470
Futures contracts	328
Net change in unrealized appreciation on:
Investments	21,038
Futures contracts	349

Net realized and unrealized gain from investments	26,185

Net increase in net assets resulting from operations	$36,731

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Statements of Changes in Net Assets ($ Thousands)

	SEI LIBOR Plus Portfolio
	Year Ended May 31, 2013	Year Ended May 31, 2012
Increase in net assets from operations:
Net investment income	$10,546	$22,008
Net realized gain (loss) from investments and futures contracts	4,798	(15,052)
Net change in unrealized appreciation on investments and futures contracts	21,387	10,633

Net increase in net assets resulting from operations	36,731	17,589

Capital
Capital subscriptions	495,100	31,500
Capital redemptions	(613,525)	(277,400)

Net decrease in net assets resulting from capital	(118,425)	(245,900)

Net decrease in net assets	(81,694)	(228,311)

Net assets beginning of year	709,684	937,995

Net assets end of year (including undistributed net investment income of $192,871 and $182,325, respectively)	$627,990	$709,684

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Financial Highlights

	SEI LIBOR Plus Portfolio
	Year Ended May 31, 2013		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009
These financial highlights reflect data for a share outstanding throughout the period:
Net asset value, beginning of year	$7.19		$7.01	$6.69	$5.91	$9.28

Investment operations
Net investment income (a)	0.12		0.19	0.18	0.20	0.36
Net realized and unrealized gain (loss) on securities (a)	0.30		(0.01)	0.14	0.58	(3.73)

Total from investment operations	0.42		0.18	0.32	0.78	(3.37)

Net asset value, end of year	$7.61		$7.19	$7.01	$6.69	$5.91

Total Return	5.84%		2.57%	4.78%	13.20%	(36.31)%

Net assets, end of period (000)	$627,990		$709,684	$937,995	$842,217	$674,257

Ratios to average net assets:
Expenses, net of waivers	0.18	%(b)	0.17%	0.17%	0.22%	0.19%
Expenses, gross of waivers	0.39%		0.37%	0.37%	0.38%	0.38%
Net investment income	1.64%		2.75%	2.64%	3.16%	4.77%
Portfolio turnover	39%		42%	70%	229%	282%

(a)	Calculated based on average shares outstanding during the period.
(b)	Expense ratio includes interest expense. Had this expense been excluded the ratio would have been 0.17%.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(1)	Organization and Nature of Operations

SEI Alpha Strategy Portfolios, LP (the “Fund”) is a Delaware limited partnership established on May 22, 2007 and commenced operations on August 31, 2007 pursuant to its Agreement of Limited Partnership dated June 29, 2007. The Partnership Agreement permits the Fund to offer separate series (“series”) of units of limited partnership interest (“shares”) and separate classes of shares of such series. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was established to facilitate the investment needs of registered investment company clients and institutional clients (“Clients”) of SEI Investments Management Corporation (“SIMC” or the “Investment Adviser”), the investment adviser to the Fund. The Fund intends to establish various series that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s Clients.

The Fund has currently established a series of units of limited partnership interest representing interests in one portfolio: SEI LIBOR Plus Portfolio (the “Portfolio”), which commenced operations on August 31, 2007. SIMC also serves as the Investment Adviser to the Portfolio. The Portfolio’s investment objective is to seek to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio’s assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the BofA Merrill Lynch 3-Month LIBOR (London Interbank Offered Rate) Constant-Maturity Index.

As of May 31, 2013, registered investment companies affiliated with the Investment Adviser owned 100% of the Portfolio.

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund. The General Partner has sole and exclusive authority to manage the operations and business of the Fund, although it has delegated its investment authority to the Investment Adviser.

(2)	Significant Accounting Policies

(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and it is reasonably possible that differences could be material.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Directors. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Fund’s Board of Directors. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculated its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value.

19

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments (continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Portfolio holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants, for which the primary market is a national securities exchange, are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments (continued)

The valuation techniques used by the Fund to measure fair value during the year ended May 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of investment classifications, refer to the Schedule of Investments.

As of May 31, 2013, there were no significant changes to the Fund’s fair valuation methodologies.

(c)	Security Transactions, Investment Income and Realized Gain and Loss

Security transactions are accounted for on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

(d)	Repurchase Agreements

To the extent consistent with its investment goal and principal investment strategies, the Portfolio may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement.

Provisions of the repurchase agreements and the Portfolio’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited. As of May 31, 2013, the Portfolio had not entered into any repurchase agreements.

21

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(2)	Significant Accounting Policies (continued)

(e)	Reverse Repurchase Agreements

To the extent consistent with its investment goal and principal investment strategies, the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of Portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. The open reverse repurchase agreements held by the Portfolio as of May 31, 2013 are as follows:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(1,793)	JP Morgan, 0.10%	$(1,793)
(1,114)	JP Morgan, 0.08%	(1,114)

		$(2,907)

(f)	Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Portfolio reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

(g)	Futures Contracts

To the extent consistent with its investment goal and principal investment strategies, the Portfolio may purchase future contracts to gain exposure to market changes, which was more efficient and/or cost effective than actually buying the securities. The Portfolio may invest in futures contracts for tactical hedging purposes as well as to enhance the Portfolio’s returns.

22

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(2)	Significant Accounting Policies (continued)

(g)	Futures Contracts (continued)

Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral initial margin deposits of cash or securities as required by the exchange on which the contract is traded. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses in the Statement of Operations. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Portfolio utilized futures contracts during the fiscal year ended May 31, 2013.

(h)	Options/Swaptions Writing/Purchasing

To the extent consistent with its investment goal and principal investment strategies, the Portfolio may invest in financial options/swaptions contracts for the purpose of enhancing the Portfolio’s returns. When the Portfolio writes or purchases an option/swaption, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses.

The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Portfolio may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Portfolio pays a premium whether or not the option/swaption is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

As of May 31, 2013 and for the year then ended, the Portfolio did not hold any options/swaptions.

23

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(2)	Significant Accounting Policies (continued)

(i)	Swap Agreements

To the extent consistent with its investment goal and principal investment strategies, the Portfolio may enter into swap contracts to manage interest rate risk and credit risk. The Portfolio’s investments in swap contracts would be mainly for tactical hedging purposes rather than leveraging. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Credit-default swaps involve periodic payments by the Portfolio or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Total return swaps allow an investor to benefit from the cash flow from a security, without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount.

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Portfolio’s exposure to interest rates.

24

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(2)	Significant Accounting Policies (continued)

(i)	Swap Agreements (continued)

The Portfolio may be party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and the counterparty.

Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Schedule of Investments. In connection with swap agreements, cash and securities may be set aside as collateral by the Portfolio’s custodian. The Portfolio enters into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Portfolio’s value from changes in interest rates, or to expose the Portfolio to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

As of May 31, 2013 and for the year then ended, the Portfolio did not hold any swap contracts.

(j)	Delayed Delivery Transactions

To the extent consistent with its investment goal and principal investment strategies, the Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

25

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(2)	Significant Accounting Policies (continued)

(k)	Collateralized Debt Obligations

The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(l)	Dividends and Distributions to Shareholders

The Portfolio allocates its net income daily as a dividend and is paid monthly. Such dividends are allocated among the limited partners based upon each limited partner’s respective ownership percentage. The Portfolio makes distributions of capital gains, if any, at least annually.

(3)	Investment Adviser, Administrator and Other Transactions

SIMC serves as Investment Adviser to the Portfolio and acts as the manager of managers of the Portfolio. In connection with serving as Investment Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. Effective June 1, 2010, SIMC has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.17% of the Portfolio’s average net assets.

26

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(3)	Investment Adviser, Administrator and Other Transactions (continued)

The waiver is voluntary and SIMC may discontinue all or part of the waiver at any time.

SIMC has entered into investment sub-advisory agreements with the following parties: Declaration Management & Research LLC and Brookfield Investment Management, Inc. SIMC pays the sub-advisers out of the investment advisory fees it receives.

SEI Global Services, Inc. (the “Administrator”), serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Portfolio. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Portfolio pays the Administrator a fee equal to 0.05% (on an annualized basis) of the Portfolio’s Net Asset Value, which is accrued daily and is paid monthly in arrears. In conjunction with the Investment Adviser, the Administrator has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio will not exceed 0.17% of the Portfolio’s average net assets.

Shares of the Portfolio are sold on a private placement basis in accordance with Regulation D under the 1933 Act. SEI Investments Distribution Co. (“SIDCo.”) acts as the placement agent for the shares of the Portfolio. SIDCo. is a wholly owned subsidiary of SEI Investments Company. SIDCo. receives no compensation for its services.

The Portfolio may invest in certain companies with which it is affiliated. Such investments are considered an “Investment in affiliated securities” and are disclosed on the Schedule of Investments.

The SEC has granted an exemption that permits the Fund to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees/Directors. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of May 31, 2013 and for the year then ended, the Fund did not participate in the Program.

(4)	Allocation of Profits and Losses

For federal income tax purposes, the Portfolio’s items of income, gain, loss and deduction for each taxable year are allocated among the limited partners in such manner as to take into account equitably the variations between the Portfolio’s tax basis in and book value of its assets; based upon each limited partner’s respective ownership percentage.

27

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(5)	Capital Subscriptions and Redemptions

Shares of the Portfolio may be issued on any day that the New York Stock Exchange (“NYSE”) is open for business (a “business day”). The Portfolio calculates its net asset value (“NAV”) once each business day as of the close of normal trading on the NYSE (normally 4:00 pm Eastern Time).

Shares of the Portfolio may be redeemed on any business day. The sale price of each share will be the next NAV determined after the Portfolio receives the request.

Share transactions of the Portfolio for the year ended May 31, 2013, were as follows (Thousands):

Shares Issued	65,833
Shares Redeemed	(81,987)

Total Share Transactions	(16,154)

(6)	Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments and futures, during the year ended May 31, 2013 were as follows ($ Thousands):

	U.S. Gov’t	Other	Total
Purchases	$59,680	$153,777	$213,457
Sales and Maturities	73,771	245,866	319,637

(7)	Federal Tax Information

The Fund’s taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Fund’s earnings is the responsibility of its partners, rather than that of the Fund. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2013, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

28

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2013

(Continued)

(8)	Concentrations/Risks

In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications by the Portfolio to the counterparty of the contract. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The Portfolio concentrates its investments in Mortgage-Backed Obligations which may cause greater fluctuations in market values. The market values of the Portfolio’s investments may also change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(9)	Subsequent Events

At a meeting of the Board of Trustees held on June 19, 2013, the Board of Trustees approved the closing and liquidation of the Portfolio and the deregistration and dissolution of the Fund. These events are expected to occur on or about August 30, 2013.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Alpha Strategy Portfolios, LP:

We have audited the accompanying statement of assets and liabilities of SEI Alpha Strategy Portfolios, LP (the “Fund”), comprising the SEI LIBOR Plus Portfolio, including the schedule of investments, as of May 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SEI Alpha Strategy Portfolios, LP as of May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

As disclosed in note 9 to the financial statements, on June 19, 2013, the Board of Trustees approved the closing and liquidation of the SEI LIBOR Plus Portfolio.

Philadelphia, Pennsylvania

July 30, 2013

SEI Alpha Strategy Portfolios, LP

Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

•

Actual Portfolio Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

•

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/01/12	Ending Account Value 05/31/13	Annualized Expense Ratios	Expenses Paid During Period*
SEI LIBOR Plus Portfolio
Actual Fund Return	$1,000.00	$1,021.50	0.18%	$0.91
Hypothetical 5% Return	1,000.00	1,024.03	0.18	0.91

•	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SEI Alpha Strategy Portfolios, LP

Directors and Officers of the Fund (Unaudited)

The following chart lists Directors and Officers as of May 31, 2013.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the directors, and other directorships outside the fund complex of each of the persons currently serving as Directors and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Directors and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
INTERESTED DIRECTORS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 66 yrs. old	Chairman of the Board of Directors*	Since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., and SEI Structured Credit Fund, L.P.

SEI Alpha Strategy Portfolios, LP

Directors and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
INTERESTED DIRECTORS (continued)
William M. Doran One Freedom Valley Drive Oaks, PA 19456 72 yrs. old	Director*	Since 1982	Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Fund, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Global Nominee, Ltd., SEI Investments – Unit Trust Management (UK), Limited, SEI Investments (Asia), Limited, and SEI Asset Korea Co., Ltd.

DIRECTORS
George J. Sullivan Jr. One Freedom Valley Drive, Oaks, PA 19456 70 yrs. old	Director	Since 1996	Retired since January 2012. Self-employed Consultant, Newfound Consultants, Inc. since April 1997-December 2011.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, Director of SEI Structured Credit Fund L.P. and member of the independent review committee for SEI’s Canadian-registered mutual funds.

33

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
DIRECTORS (continued)
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 55 yrs. old	Director	Since 2003	Founder and Managing Director, Avec Capital, since 2008. Managing Director, Cue Capital from March 2002 to March 2008	96	Director of SEI Structured Credit Fund, L.P.

James M. Williams One Freedom Valley Drive, Oaks, PA 19456 65 yrs. old	Director	Since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	96	Trustee/Director of Ariel Mutual Funds and SEI Structured Credit Fund, L.P.

Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 71 yrs. old	Director	Since 2007	Private Investor since 1994.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 69 yrs. old	Director	Since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer INVESCO North America, September 2003-December 2005.	96	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute, Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.

34

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 66 yrs. Old	President & CEO	Since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A

Peter A. Rodriguez One Freedom Valley Drive, Oaks, PA 19456 51 yrs. old	Controller & Chief Financial Officer	Since 2011	Director, Fund Accounting, SEI Investments Global Fund Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009).	N/A	N/A

35

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS (continued)
Russell Emery One Freedom Valley Drive, Oaks, PA 19456 50 yrs. old	Chief Compliance Officer	Since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A

Timothy D. Barto One Freedom Valley Drive, Oaks, PA 19456 45yrs. old	Vice President & Secretary	Since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A

36

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (concluded)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS (continued)
Aaron Buser One Freedom Valley Drive, Oaks, PA 19456 42 yrs. old	Vice President & Assistant Secretary	Since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A

David F. McCann One Freedom Valley Drive, Oaks, PA 19456 36 yrs. old	Vice President & Assistant Secretary	Since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker, Bidder & Reath LLP (law firm), May 2005- October 2008.	N/A	N/A

Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Vice President	Since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A

Edward McCusker One Freedom Valley Drive, Oaks, PA 19456 29 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	Since 2013	Compliance Manager of SEI Investments Company, May 2011- April 2013. Project Manager and AML Operations Lead of SEI Private Trust Company, September 2010-May 2011. Private Banking Client Service Professional of SEI Private Banking and Trust, September 2008- September 2010.	N/A	N/A

*	Messrs. Nesher and Doran are Directors who may be deemed as “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Fund’s Distributor.
[1]

Each Director shall hold office during the lifetime of the Fund until the election and qualification of his of her successor, or until he or she sooner dies, resigns or is removed in accordance with the Fund’s By-Laws.

[2]

The Fund Complex includes the following: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP. and New Covenant Funds.

37

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Alpha Strategy Portfolios, LP (the “Fund”) has been established to facilitate the investment needs of registered investment company clients and institutional clients (“clients”) of SEI Investments Management Corporation (“SIMC”), the investment adviser to the Fund. The Fund establishes various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s clients.

The Fund has currently established one series of units of limited partnership interest representing interests in one portfolio: the SEI LIBOR Plus Portfolio (the “Portfolio”). The Fund and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Portfolio and may manage the cash portion of the Portfolio’s assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Fund’s Board of Directors (the “Board”), the Portfolio’s sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The Sub-Advisers are also responsible for managing their employees who provide services to the Portfolio. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Portfolio’s Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Directors who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Portfolio’s Directors must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Fund’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Fund and SIMC and SIMC and the Sub-Advisers with respect to the Portfolio of the Fund. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third party affiliates. This information is provided in addition to the detailed information about the Portfolio that the Board reviews during the course of each year, including information that relates to Portfolio operations and Portfolio performance. The Directors also receive a memorandum from Portfolio counsel and independent counsel to the Independent Directors regarding the responsibilities of Directors in connection with their consideration of whether to renew the Fund’s Investment Advisory Agreements. Finally, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive sessions outside the presence of Portfolio management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(continued)

Specifically, during the course of the Fund’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of sub-advisory fees that SIMC pays the Sub-Advisers compared with the fees each charge to comparable mutual funds (vi) the Portfolio’s overall fees and operating expenses; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Portfolio-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Portfolio’s performance.

At the September 19-20, 2012 and March 26-27, 2013 meetings of the Board of Directors, the Directors, including a majority of the Independent Directors, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Portfolio. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Portfolio under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio;

•	the Portfolio’s investment performance;

•	the Portfolio’s expenses under each Investment Advisory Agreement;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Portfolio, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Portfolio investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio. In this regard, the Directors evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Directors found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio supported renewal of the Investment Advisory Agreements.

39

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(continued)

Portfolio Performance. The Board of Directors considered Portfolio performance in determining whether to renew the Investment Advisory Agreements. In evaluating performance, the Directors considered both market risk and shareholder risk expectations for the Portfolio. The Directors found Portfolio performance satisfactory, and, where performance was below the benchmark, the Directors were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Portfolio supported renewal of the Investment Advisory Agreements.

Portfolio Expenses. With respect to the Portfolio’s expenses under the Investment Advisory Agreements, the Directors considered the rate of compensation called for by the Investment Advisory Agreements and the Portfolio’s net operating expense ratio. The Directors also considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Portfolio expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Portfolio’s net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Portfolio are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Directors considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Directors considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Portfolio by SIMC and the Sub-Advisers and their affiliates. The Directors found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Portfolio directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Directors considered the existence of any economies of scale and whether those were passed along to the Portfolio’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Portfolio obtains reasonable benefit from economies of scale.

Based on the Directors’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Directors did not identify any particular information that was all-important or controlling.

40

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Directors has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mr. Sullivan and Mr. Harris are independent directors as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2013 and for fiscal year 2012 as follows:

		Fiscal Year 2013			Fiscal Year 2012
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$41,500	$0	$0	$39,500	$0	$0
(b)	Audit-Related Fees (3)	$20,000	$0	$0	$0	$0	$0
(c)	Tax Fees (4)	$0	$8,000	$0	$0	$5,000	$0
(d)	All Other Fees (2)	$0	$236,000	$0	$0	$261,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	See Item 4(g) for a description of the services comprising the fees disclosed under this category.

(3)	Audit-related fees include amounts related to attestation reporting over compliance with an exemptive order under the federal securities laws.

(4)	Tax fees include amounts related to tax compliance and consulting services.

(e)(1)	Not Applicable.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2013	FYE 2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)(1)	The aggregate non-audit fees and services billed by KPMG for the fiscal years 2013 and 2012 were $244,000 and $266,000, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations, and tax compliance and consulting services.

(h)	During the past fiscal year no non-audit services were provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Located under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Directors. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Directors (the “Board”). Pursuant to the Committee’s Charter, adopted on June 29, 2007, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 8, 2013

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: August 8, 2013